Supplement dated May 2, 2023
to the following Statement of Additional Information (SAI):
SAI	SAI Dated
Columbia Funds Series Trust II	1/1/2023
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section with respect to Columbia Integrated Large Cap Growth Fund and Columbia Integrated Large Cap Value Fund is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2022, unless otherwise noted
Integrated Large Cap Growth Fund	Jason Hans	3 RICs 56 other accounts	$642.63 million $6.23 billion	None	$10,001 – $50,000(a)	Columbia Management	Columbia Management
	Ernesto Ramos	3 RICs 57 other accounts	$642.63 million $6.16 billion	None	None
	David Rosenblatt(c)	11 other accounts	$1.48 billion	None	None
Integrated Large Cap Value Fund	Jason Hans	3 RICs 56 other accounts	$443.62 million $6.23 billion	None	$100,001 – $500,000(a)	Columbia Management	Columbia Management
	Ernesto Ramos	3 RICs 57 other accounts	$443.62 million $6.16 billion	None	None
	David Rosenblatt(c)	11 other accounts	$1.48 billion	None	$1-$10,000 (b)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(c)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2023.
The rest of the section remains the same.
Effective immediately, the disclosure under the caption “Board of Trustees and Officers - Beneficial Equity Ownership” in the “Fund Governance” section of the SAI is hereby modified by removing the last sentence from the second paragraph. The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP965_10_002_(05/23)